COMMITMENTS	12 Months Ended
Dec. 31, 2024
COMMITMENTS
COMMITMENTS

18. COMMITMENTS

The Company executed an introductory agent agreement with BMR (the “BMR Agreement”). Under the BMR Agreement, should a mineral property recommended by BMR be acquired by the Company, the Company shall pay an introductory agent fee as follows:

Within 15 days of acquisition	$5,000
6 months after acquisition	$5,000
12 months after acquisition	$5,000
18 months after acquisition	$5,000
24 months after acquisition	$7,500
30 months after acquisition	$7,500
36 months after acquisition	$10,000
42 months after acquisition	$10,000
48 months after acquisition and every six months thereafter	$15,000

If commercial production is achieved on a property recommended by BMR, the Company shall pay a 0.5% net smelter return royalty on all mineral interests acquired within the area of influence of the mineral property. Introductory agent fees and net smelter return royalty payments totaling $1,000,000 paid by the Company will reduce the net smelter return royalty by 50% to 0.25%.

As at December 31, 2024, the BMR Agreement is not in effect for any of the Company’s mineral projects.

The BMR Agreement was in effect for the Miller Project, as of February 1, 2021, until the mineral lease agreement was terminated on December 18, 2023. The Company paid a total of $35,000 in introductory agent fees to BMR during that period.